Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Equity

	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	10,315,219	10,315,219
Class B Common Stock	25,000,000	231,114	231,114
Total	350,000,001	10,546,333	10,546,333